Derivative Instruments and Hedging Activities Stock Purchase Warrants (Details) - Teekay Offshore [Member]	May 08, 2019 shares
Series D Warrant
Derivative [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,755,000
Brookfield Business Partners L.P. [Member] | Warrant [Member]
Derivative [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	15,500,000